BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 846	$ 42
Restricted cash	38,086	14,551
Accounts receivable - trade and other	4,894	3,465
Other current assets	265	252
Total current assets	44,091	18,310
PROPERTY AND EQUIPMENT, net	720	808
DEFERRED TAX ASSETS	2,370	2,640
OTHER ASSETS, net	24	41
Total Assets	47,205	21,799
CURRENT LIABILITIES:
Accounts payable	3,908	2,734
Accrued salary and payroll taxes	1,976	1,582
Accrued gaming and related taxes	13,697	5,216
Deferred revenue	2,113	2,836
Notes payable	74	128
Customer deposits	29,210	11,983
Total current liabilities	50,978	24,479
OTHER LIABILITIES	4,612	6,600
Total Liabilities	55,590	31,079
COMMITMENTS AND CONTINGENCIES (Note 7)
STOCKHOLDER'S DEFICIT:
Common stock, $0.00 par value, 2,500 shares authorized, 100 shares issued and outstanding	0	0
Accumulated deficit	(8,385)	(9,280)
Total liabilities and stockholders' equity	$ 47,205	$ 21,799